Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	As of December 31,
	2024	2025
Building improvement	$6,457	$6,582
Machinery and equipment	6,163	6,608
Land	3,437	3,521
Office equipment, furniture and fixtures	1,764	1,965
Automobiles	417	486
Total	18,238	19,162
Less: accumulated depreciation	(10,038)	(11,303)
Property, plant and equipment, net	$8,200	$7,859